17. Legal Proceedings	12 Months Ended
Dec. 31, 2013
Legal Proceedings
Note 17. Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings. In the opinion of the Company's management, after consulting with the Company's legal counsel, any liabilities resulting from such proceedings are not expected to be material to the Company's consolidated financial condition or results of operations.